Provision for Environmental Rehabilitation - Disclosure of Future Net Undiscounted Obligation (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Ultimate estimated rehabilitation cost	R 7,930	R 7,126
Amounts invested in environmental trust funds	(5,687)	(5,263)
Total future net undiscounted obligation	2,257	1,882
Total environmental trust funds
Disclosure of financial assets [line items]
Amounts invested in environmental trust funds	R (5,673)	R (5,244)	R (5,064)